Exhibit 1

Deloitte & Touche LLP
Suite 301
Harborside Plaza 10
Jersey City, NJ 07311
USA

Tel: +1 212 937 8200
Fax: +1 212 937 8298
www.deloitte.com

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of DATA Trust 2024-CTR2, Commercial Mortgage Pass-Through Certificates, Series 2024-CTR2. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On April 11, 2024, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by one mortgaged property (the “Mortgage Loan”).

From March 13, 2024 through April 11, 2024, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

Member of
Deloitte Touche Tohmatsu Limited

2

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Company and is not intended to be and should not be used by anyone other than the Company.

Yours truly,

/s/ Deloitte & Touche LLP

April 11, 2024

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (the “Source Documents”):

Draft loan agreement, draft promissory note and draft mortgage, assignment of leases and rents, security agreement and fixture filing (collectively, the “Loan Agreement”);

Draft guaranty of recourse obligations (the “Guaranty”);

Draft non-consolidation opinion letter (the “Non-Consolidation Opinion”);

Draft cash management agreement and draft deposit account control agreement (collectively, the “Cash Management Agreement”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

CRE insurance risk analysis, property hazard and liability insurance certificates (collectively, the “Insurance Analysis”);

Underwritten rent roll (the “Underwritten Rent Roll”);

Bloomberg Financial Markets on-line data retrieval service (the “Bloomberg”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

*****

	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Loan/Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	County	Appraisal Report
8	Zip Code	Appraisal Report
9	Property Type	Appraisal Report
10	Property Type Detail	Appraisal Report
11	Year Built	Appraisal Report
12	Most Recent Renovation	Appraisal Report
13	Total Property SF	Underwritten Rent Roll
14	Raised Floor SF	Underwritten Rent Roll
15	Occupancy Rate (SF)	Underwritten Rent Roll
16	Occupancy (SF) As of Date	Underwritten Rent Roll
17	Total Capacity (kW)	Underwritten Rent Roll
18	Leased Capacity (kW)	Underwritten Rent Roll
19	Leased % (kW)	Underwritten Rent Roll
20	Occupancy (kW) As of Date	Underwritten Rent Roll
21	% of Total UW Base Rent from Investment Grade Tenants	Underwritten Rent Roll, Bloomberg
22	Mortgage Loan Original Balance	Loan Agreement
23	Mortgage Loan Cut-off Date Balance	Loan Agreement
24	Mortgage Loan Per SF	Refer to calculation procedures
25	Mortgage Balance per Total Capacity (kW)	Refer to calculation procedures
26	Loan Purpose	None - Company Provided
27	Borrower	Loan Agreement
28	Sponsor	Loan Agreement
29	Carve-Out Guarantor(s)	Guaranty
30	Non-Consolidation Opinion	Non-Consolidation Opinion
31	Independent Director	Loan Agreement
32	SPE	Loan Agreement
33	Title Type	None - Company Provided
34	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
35	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
36	Monthly P&I Payment	Not Applicable
37	Annual P&I Debt Service	Not Applicable
38	Interest Accrual Method	Loan Agreement
39	Interest Accrual Start	Loan Agreement

	Characteristic	Source Document
40	Interest Accrual End	Loan Agreement
41	Grace Period (Late Fee)	Loan Agreement
42	Grace Period (Default)	Loan Agreement
43	IO Term (mos)	Loan Agreement
44	Original Amortization Term	Loan Agreement
45	Amortization Type	Loan Agreement
46	Origination Date	Loan Agreement
47	First Payment Date	Loan Agreement
48	Interest Rate	Loan Agreement
49	Administrative Fee Rate	None - Company Provided
50	Net Interest Rate	Refer to calculation procedures
51	Original Loan Term (mos)	Loan Agreement
52	Remaining Loan Term (mos)	Refer to calculation procedures
53	Seasoning	Refer to calculation procedures
54	Maturity Date	Loan Agreement
55	Mortgage Loan Balloon Balance	Loan Agreement
56	Lockout Expiration Date	Loan Agreement
57	Open Period Begin Date	Loan Agreement
58	Prepay Description	Loan Agreement
59	Partial Release (Y/N)	Loan Agreement
60	Partial Release Description	Not Applicable
61	Appraisal Date	Appraisal Report
62	Appraisal Value	Appraisal Report
63	Cut-off Date LTV	Refer to calculation procedures
64	Maturity Date LTV	Refer to calculation procedures
65	Fifth Most Recent NOI Date	Underwritten Financial Summary Report
66	Fifth Most Recent NOI	Underwritten Financial Summary Report
67	Fourth Most Recent NOI Date	Underwritten Financial Summary Report
68	Fourth Most Recent NOI	Underwritten Financial Summary Report
69	Third Most Recent NOI Date	Underwritten Financial Summary Report
70	Third Most Recent NOI	Underwritten Financial Summary Report
71	Second Most Recent NOI Date	Underwritten Financial Summary Report
72	Second Most Recent NOI	Underwritten Financial Summary Report
73	Most Recent NOI Date	Underwritten Financial Summary Report
74	Most Recent Revenue	Underwritten Financial Summary Report
75	Most Recent Expenses	Underwritten Financial Summary Report
76	Most Recent NOI	Underwritten Financial Summary Report
77	Most Recent NCF	Underwritten Financial Summary Report
78	Underwritten Base Rent	Underwritten Financial Summary Report
79	Underwritten Effective Gross Income	Underwritten Financial Summary Report

	Characteristic	Source Document
80	Underwritten Expenses	Underwritten Financial Summary Report
81	Underwritten NOI	Underwritten Financial Summary Report
82	Underwritten IO NOI DSCR	Refer to calculation procedures
83	Underwritten P&I NOI DSCR	Not Applicable
84	Underwritten NOI Debt Yield	Refer to calculation procedures
85	Underwritten Replacement Reserve	Underwritten Financial Summary Report
86	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
87	Underwritten NCF	Underwritten Financial Summary Report
88	Underwritten IO NCF DSCR	Refer to calculation procedures
89	Underwritten P&I NCF DSCR	Not Applicable
90	Underwritten NCF Debt Yield	Refer to calculation procedures
91	Major Tenant 1	Underwritten Rent Roll
92	Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
93	Major Tenant 1 % Sq. Ft.	Refer to calculation procedures
94	Major Tenant 1 kW	Underwritten Rent Roll
95	Major Tenant 1 % kW	Refer to calculation procedures
96	Major Tenant 1 Expiration	Underwritten Rent Roll
97	Major Tenant 2	Underwritten Rent Roll
98	Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
99	Major Tenant 2 % Sq. Ft.	Refer to calculation procedures
100	Major Tenant 2 kW	Underwritten Rent Roll
101	Major Tenant 2 % kW	Refer to calculation procedures
102	Major Tenant 2 Expiration	Underwritten Rent Roll
103	Major Tenant 3	Underwritten Rent Roll
104	Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
105	Major Tenant 3 % Sq. Ft.	Refer to calculation procedures
106	Major Tenant 3 kW	Underwritten Rent Roll
107	Major Tenant 3 % kW	Refer to calculation procedures
108	Major Tenant 3 Expiration	Underwritten Rent Roll
109	Lockbox	Loan Agreement, Cash Management Agreement
110	Cash Management	Loan Agreement, Cash Management Agreement
111	Cash Management Springing Condition	Loan Agreement, Cash Management Agreement
112	Engineering Report Date	Engineering Report
113	Environmental Phase I Report Date	Phase I Report
114	Environmental Phase II Report Date	Not Applicable
115	Seismic Report Date	Not Applicable
116	Seismic PML	Not Applicable
117	Terrorism Insurance	Insurance Analysis

	Characteristic	Source Document
118	Windstorm Insurance	Insurance Analysis
119	Earthquake Insurance	Insurance Analysis
120	Flood Insurance	Insurance Analysis
121	Ground Lease Expiration Date	Not Applicable
122	Ground Lessor	Not Applicable
123	Additional Financing	Loan Agreement
124	In Place/Future	Not Applicable
125	Additional Financing Type	Not Applicable
126	Additional Financing Original Balance	Not Applicable
127	Additional Financing Cut-off Date Balance	Not Applicable
128	Additional Financing Cumulative Loan Per SF	Not Applicable
129	Additional Financing Cumulative LTV	Not Applicable
130	Additional Financing Lender	Not Applicable
131	Additional Financing Interest Rate	Not Applicable
132	Additional Financing Interest Accrual Method	Not Applicable
133	Additional Financing Amortization Type	Not Applicable
134	Additional Financing Origination Date	Not Applicable
135	Additional Financing Monthly IO Payment	Not Applicable
136	Additional Financing Annual IO Payment	Not Applicable
137	Additional Financing Monthly P&I Payment	Not Applicable
138	Additional Financing Annual P&I Payment	Not Applicable
139	Additional Financing Cumulative IO DSCR on NCF	Not Applicable
140	Additional Financing Cumulative P&I DSCR on NCF	Not Applicable
141	Additional Financing Cumulative Debt Yield on NOI	Not Applicable
142	Additional Financing Cumulative Debt Yield on NCF	Not Applicable
143	Real Estate Tax Escrow - Initial	Loan Agreement
144	Real Estate Tax Escrow - Ongoing	Loan Agreement
145	Real Estate Tax Escrow - Springing Condition	Loan Agreement
146	Insurance Escrow - Initial	Loan Agreement
147	Insurance Escrow - Ongoing	Loan Agreement
148	Insurance Escrow - Springing Condition	Loan Agreement
149	Replacement Reserve Escrow - Initial	Loan Agreement
150	Replacement Reserve Escrow - Ongoing	Loan Agreement
151	Replacement Reserve Escrow - Springing Condition	Loan Agreement
152	Immediate Repairs Escrow - Initial	Loan Agreement
153	Immediate Repairs Escrow – Ongoing	Loan Agreement
154	Rollover Escrow – Initial	Loan Agreement

	Characteristic	Source Document
155	Rollover Escrow – Ongoing	Loan Agreement
156	Rollover Reserve Escrow - Springing Condition	Loan Agreement
157	Other Escrow Required	Loan Agreement
158	Other Escrow 1 – Description	Not Applicable
159	Other Escrow 1 – Initial	Not Applicable
160	Other Escrow 1 – Ongoing	Not Applicable
161	Other Escrow 1 – Springing Condition	Not Applicable

Calculation Procedures

With respect to Characteristic 24, we recomputed the Mortgage Loan Per SF by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 25, we recomputed the Mortgage Balance per Total Capacity (kW) by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Capacity (kW).

With respect to Characteristic 34, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 35, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 50, we recomputed the Net Interest Rate as the difference of the (a) Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 52, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 53, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of May 1, 2024 (the “Cut-off Date”).

With respect to Characteristic 63, we recomputed the Cut-off Date LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 64, we recomputed the Maturity Date LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 82, we recomputed the Underwritten IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 84, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-Off Date Balance.

With respect to Characteristic 88, we recomputed the Underwritten IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 90, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-Off Date Balance.

With respect to Characteristic 93, we recomputed the Major Tenant 1 % Sq. Ft. by dividing the (i) Major Tenant 1 Sq. Ft. by (ii) Total Property SF.

With respect to Characteristic 95, we recomputed the Major Tenant 1 % kW by dividing the (i) Major Tenant 1 kW by (ii) Total Capacity (kW).

With respect to Characteristic 99, we recomputed the Major Tenant 2 % Sq. Ft. by dividing the (i) Major Tenant 2 Sq. Ft. by (ii) Total Property SF.

With respect to Characteristic 101, we recomputed the Major Tenant 2 % kW by dividing the (i) Major Tenant 2 kW by (ii) Total Capacity (kW).

With respect to Characteristic 105, we recomputed the Major Tenant 3 % Sq. Ft. by dividing the (i) Major Tenant 3 Sq. Ft. by (ii) Total Property SF.

With respect to Characteristic 107, we recomputed the Major Tenant 3 % kW by dividing the (i) Major Tenant 3 kW by (ii) Total Capacity (kW).